Employee benefits (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of movements in the number of matching shares outstanding
	June 30, 2021	June 30, 2020	June 30, 2019
At the beginning	2.4	2.8	3.3
Granted	-0.3	-0.4	-0.5
At the end	2.1	2.4	2.8